Schedule of Other Information of Lease (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Leases
Weighted-average remaining lease term (years)		3 years 7 months 6 days	3 years 10 months 24 days	4 years 6 months
Weighted-average discount rate:	5.72%	5.72%	5.72%	5.19%
ROU assets obtained in exchange for ROU Liability			$ 8,236,478	$ 1,057,779
Operating cash impact of finance leases	288,927	282,459	3,463,635	26,847
Operating cash impact of finance leases	$ (288,927)	$ (282,459)	$ (3,463,635)	$ (26,847)